Marketable Securities - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities Disclosure [Abstract]
Proceeds from disposition of marketable securities	$ 0	$ 29,900,000
Gain on disposition of marketable securities	$ 0	$ 20,200,000